Table of Contents
 1         Letter from the Chairman

           Performance & Commentary
 2         Growth and Income
 3         Capital Growth
 4         International Equity
 5         Asset Allocation
 6         U.S. Treasury Income
 7         Money Market

           Portfolio of Investments
 8         Growth and Income
10         Capital Growth
11         International Equity
15         Asset Allocation
17         U.S. Treasury Income
17         Money Market

           Mutual Fund Variable Annuity Trust
18         Statement of Assets & Liabilities
19         Statement of Operations
20         Statement of Changes in Net Assets
20         Selected Per Share Data and Ratios

21-24      Notes to Financial Statements

25         Report of Independent Accountants

26-33      Shareholder Meeting Results

INVESTMENTS IN VISTA CAPITAL ADVANTAGE ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND ARE NOT DEPOSITS OF, ENDORSED BY, OR GUARANTEED BY, CHASE. INVESTMENTS IN VISTA CAPITAL ADVANTAGE, INCLUDING THE UNDERLYING VARIABLE INVESTMENT OPTIONS, ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                        Letter from the Chairman
                                           [Vista Capital "triple-swash" logo]

                                                              October 28, 1996

Dear Vista Capital Advantage Investor:

   We are pleased to present this Annual Report on the six portfolios underlying the Vista Capital Advantage Variable Annuity for the period ended August 31, 1996. Depending on your asset allocation, one or more of these portfolios underlie your Vista Capital Advantage Variable Annuity investment.

   Vista Capital Advantage offers you the opportunity to diversify your assets among a variety of investments. The principle of diversification was important over the past year as the U.S. stock and bond markets turned in widely-divergent performance while international stocks lagged their U.S. counterparts. This report summarizes the performance of each portfolio in light of major events in the financial markets, giving you the opportunity to monitor your individual investment choices.

Important Information about a
Special Meeting of Shareholders

   We are pleased to report that, on April 16, 1996, a Special Meeting of shareholders was held at which 11 trustees were elected. On page 28 of this report, you will find a list of the members as well as the results of other proposals that were voted on in your Proxy Ballot. The Proxy Statement was dated March 15, 1996.

   In addition, please note that the name of the Mutual Fund Variable Annuity Trust's U.S. Treasury Income Portfolio will be changed to U.S. Government Income Portfolio, and its investment restrictions modified, as was detailed in your Proxy Statement.

Bull Market Continues for U.S. Stocks
While Bond Market Trails

   Despite a few bumps along the way, the U.S. stock market continued its positive performance over the past year, with the major indexes once again reaching new highs. Stronger-than-expected economic growth, respectable corporate earnings growth and strong inflows of investors' cash provided the underpinnings for the ongoing advance.

   After an excellent showing in late 1995 and early 1996, the U.S. bond market rally ended in February when unexpected signs of economic growth prevented the Federal Reserve Board from lowering interest rates, a move many investors had anticipated. From that point forward, bond markets were volatile as no real consensus emerged on whether economic growth was strong enough to spark inflation and cause the Fed to raise rates.

Most International Stock Markets Trail U.S.

   Optimism about economic recovery in Europe and Japan proved to be premature. European economies continued to struggle as governments across the continent undertook the austerity programs necessary to reach the Maastricht criteria for currency convergence. Japan's long-awaited recovery appeared evident in the second quarter of 1996 and sparked a strong market rally, but stocks fell on subsequent reports of weaker growth. The emerging markets of Southeast Asia did not meet performance expectations, while most Latin American countries continued their recoveries and fiscal reforms.

   I encourage you to think about your long-term investment goals and to consider an appropriate combination of portfolios within Vista Capital Advantage. If you have any questions, please do not hesitate to call your investment professional or 1-800-90-VISTA.

Sincerely,

/s/ Fergus Reid

Fergus Reid
Chairman

Growth and Income Portfolio

The Growth and Income Portfolio seeks to provide long-term capital appreciation and dividend income primarily through diversified holdings of common stocks.

In conjunction with rising U.S. equity markets, the Growth and Income Portfolio was a solid performer for the year ended August 31, 1996, providing investors with an average annual total return of 16.24%. Despite two distinct market selloffs during the period, the Portfolio benefited from the management team's disciplined, value-oriented approach to sector allocation and individual stock selection.

The stock market was continuing its rally as the period began, but stumbled slightly with a broad selloff of technology issues in November, 1995. By that time the Portfolio had taken a slightly defensive stance and was, therefore, well-positioned.

Economy's Strength Surprises Many

As 1996 began, many investors expected that slower economic growth would lead the Federal Reserve Board to cut short-term interest rates. When unanticipated signs of strength were revealed, the stock market continued its advance while bonds fell sharply. The Portfolio took on a slight cyclical bias throughout most of the first half of 1996, favoring companies that tend to do well in a growing economy.

By June, based on the management team's expectation that the economy would slow during the rest of the calendar year, the Portfolio's cyclical exposure was reduced, which was highly-beneficial during the brief market correction in July. The management team took advantage of the mid-summer volatility by seeking to purchase quality stocks at attractive prices, particularly within the technology area.

Manager Sees Stock-Picking Key Issue

As the reporting year ended, the Portfolio had an overweight position in technology and financial stocks relative to its index and only a neutral market weighting in cyclical stocks. Foreseeing no dramatic shifts over the coming months, the manager had constructed a Portfolio reasonably balanced among industry sectors and looks to take advantage of any future market volatility by looking to purchase high-quality stocks on weakness. In this environment, disciplined stock selection by the Vista Capital Advantage management team may prove particularly valuable.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the Growth and Income Portfolio at NAV (Net Asset Value) would have grown to $13,344 from inception on 3/1/95 through 8/31/96.*

Investment Results
                  Average Annual Total Return as of 8/31/96*
                               One Year 16.24%
                       Since Inception (3/1/95) 21.16%

***********************************[Line Chart]********************************

                                     Growth &    S&P
                                     Income      500
                                     ------      ---
                        Mar-95       10270      10294
                        Apr-95       10410      10597
                        May-95       10730      11020
                        Jun-95       11000      11276
                        Jul-95       11460      11649
                        Aug-95       11480      11678
                        Sep-95       11710      12171
                        Oct-95       11480      12127
                        Nov-95       11960      12659
                        Dec-95       12150      12903
                        Jan-96       12538      13342
                        Feb-96       12768      13466
                        Mar-96       13019      13596
                        Apr-96       13229      13796
                        May-96       13375      14151
                        Jun-96       13344      14205
                        Jul-96       12894      13578
                        Aug-96       13344      13865

*******************************************************************************

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemeed, may be worth more or less than the original cost.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Standard & Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks and assumes reinvestment of dividends.

Withdrawals prior to age 59-1/2 from the Vista Capital Advantage variable annuity msubject to a 10% IRS tax penalty, and are taxed as oridinary income.

Capital Growth Portfolio

The Capital Growth Portfolio seeks to provide long-term capital growth primarily through diversified holdings in common stocks.

An opportunistic approach backed up by disciplined stock selection was a key factor in the performance of the Capital Growth Portfolio for the year ended August 31, 1996. During the period, the Portfolio capitalized on the stock market's rally, providing investors with an average annual total return of 19.66%.

Market Dips Provide Buying Opportunity

With its focus on small- and mid-capitalization stocks, the Portfolio was able to post strong performance by taking advantage of market drops. Since such overall declines generally tend to cut the prices of all stocks within a given sector, they present excellent opportunities to purchase high-quality stocks at what we believe are relatively-low prices. The Portfolio's manager used this strategy following the major decline in technology stocks in November, 1995.

In early 1996, the manager favored cyclical companies that typically benefit from a growing economy, then turned a bit more defensive later in June, focusing on other sectors which included financial companies. This shift proved beneficial during July's sharp downturn, as did the Portfolio's 20% cash position. Once again, the management team went bargain-hunting, buying the stocks of companies within the technology, financial and other areas at what they believed were very attractive valuations.

A Focus on Visible Earnings Growth

Given its view that the economy will slow over the next several months as well as concerns about corporate earnings the management team is focused on buying the stocks of companies that it believes can exhibit visible earnings growth. Backed by a disciplined stock management system, the focus in the months ahead will be on individual stock selection as opposed to sector weightings.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the Capital Growth Portfolio at NAV (Net Asset Value) would have grown to $14,240 from inception on 3/1/95 through 8/31/96.*

Investment Results

                  Average Annual Total Return as of 8/31/96*
                               One Year 19.66%
                       Since Inception (3/1/95) 26.52%

***********************************[Line Chart]********************************

                                     Growth &    Russell
                                     Income       2000
                                     ------      ------
                         Mar-95       10350      10172
                         Apr-95       10470      10398
                         May-95       10870      10577
                         Jun-95       11400      11125
                         Jul-95       11830      11766
                         Aug-95       11900      12010
                         Sep-95       12090      12224
                         Oct-95       11660      11677
                         Nov-95       12220      12168
                         Dec-95       12707      12489
                         Jan-96       12872      12476
                         Feb-96       13077      12865
                         Mar-96       13674      13127
                         Apr-96       14364      13828
                         May-96       14785      14373
                         Jun-96       14405      13783
                         Jul-96       13571      12579
                         Aug-96       14240      13310

*******************************************************************************

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Russell 2000 Index is unmanaged and tracks the shares of 2000 small-capitalization companies. Figures include the reinvestment of dividends.

Withdrawals prior to age 59-1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

International Equity Portfolio

The International Equity Portfolio seeks to provide a total return on assets from long-term growth of capital and from income principally through diversified holdings of the stocks of established foreign companies outside the U.S.

With most developed overseas economies struggling to recover from long recessions and many emerging markets awaiting confirmation of interest rate direction in the United States, international markets generally trailed the U.S. during the year ended August 31, 1996. For the reporting period, the International Equity Portfolio had an average annual total return of 2.42%.

Europe & Japan: Waiting for Sustained Growth

It was a period of fits and starts for European and Japanese equity markets. In late 1995, it appeared that Europe as a whole was finally set to emerge from recession. Despite numerous interest rate cuts, however, sustainable signs of growth on the continent were hard to find. Further dampening spirits was the fact that European Union-member governments issued austere budgets in their efforts to meet the Maastricht criteria for currency convergence. While Europe has proved frustrating for many investors over the past year, the long-term prospects should be enhanced by the increasing likelihood of economic convergence.

In Japan, the market rallied at the end of 1995 and grew especially strong when the government revealed the first quarter's strong economic growth figures. However, the rally faded and the market gave up most of its gain when later reports showed that growth hadn't taken hold.

Southeast Asian markets, with their high correlation to American interest rates, suffered from the uncertain rate environment in the U.S. as well as from the fact that expected liquidity didn't materialize. Still, Southeast Asia's economic growth may make it the most fundamentally attractive opportunity in the world for investors with a long-term investment horizon. Latin America, for its part, continued to recover from the Mexican Peso shock of 1994 as markets there were generally positive.

Valuation & Diversification: The Overseas Advantage

Looking ahead, key trends continue to make international investing an exciting and potentially lucrative option for American investors. These trends include the increasing likelihood of currency convergence in Europe; Japanese economic recovery; substantial long-term growth potential in the Pacific Rim and significant structural reforms in Latin America. And, after a period of underperforming the U.S., many international markets are strongly positioned on a valuation basis.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the International Equity Portfolio at NAV (Net Asset Value) would have grown to $11,153 from inception on 3/1/95 through 8/31/96.*

Investment Results

                  Average Annual Total Return as of 8/31/96*
                                One Year 2.42%
                        Since Inception (3/1/95) 7.53%

***********************************[Line Chart]********************************

                                 International      MSCI
                                    Equity          EAFE

                       Mar-95       10180          10626
                       Apr-95       10350          11029
                       May-95       10480          10900
                       Jun-95       10470          10712
                       Jul-95       11010          11381
                       Aug-95       10890          10950
                       Sep-95       11070          11167
                       Oct-95       10910          10869
                       Nov-95       10870          11175
                       Dec-95       10890          11628
                       Jan-96       11059          11678
                       Feb-96       11132          11721
                       Mar-96       11427          11973
                       Apr-96       11754          12324
                       May-96       11617          12100
                       Jun-96       11680          12171
                       Jul-96       11122          11818
                       Aug-96       11153          11847

*******************************************************************************

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

International investing involves special risks. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The MSCI EAFE Index is unmanaged and is a replica (or model) of the performance of the European, Australian and Far Eastern equity markets.

Withdrawals prior to age 59-1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

Asset Allocation Portfolio

The Asset Allocation Portfolio seeks to provide maximum total return through a combination of long-term capital growth and current income by investing in common stocks, convertible securities and government and corporate fixed income obligations.

Buoyed by strong returns from its allocation to the U.S. stock market, the Asset Allocation Portfolio finished the year ended August 31, 1996 with an average annual total return of 10.90%. By providing investors with a significant gain despite a down year in the bond market, the Portfolio delivered on its goal of steady returns through diversification.

Slight Shifts Seek to Maximize Returns

The Portfolio's management team made tactical shifts throughout the reporting year to capitalize on the relative value of stocks, bonds and cash. As of August 31, 1996, the Portfolio's allocation was 50% equities, 40% bonds and 10% cash.

On the equity side, the Portfolio benefited from its slightly defensive position in late 1995 before taking on a more cyclical approach in early 1996 in response to the strengthening economy. Shortly before the stock market fell sharply in June, the Portfolio was again overweighted in relatively defensive issues, which enabled the management team to take advantage of the summer selloff by seeking to enhance the quality of holdings. The fixed income portion of the Portfolio suffered along with the rest of the U.S. bond market as yields on the 30-year treasury bond increased by over 200 basis points, but a focus on value and interest payments from its bonds supported relative performance.

Value and Diversification

Moving forward, the Portfolio's management team expects the U.S. economy to slow and, therefore, feels that bonds may have increasing value relative to stocks, especially with rates on the 30-year bond above 7%. It appears that stock-picking will be the key going forward for equities, and in this the management team is supported by a disciplined stock management system that focuses on value and growth characteristics. Value will also be crucial in bond selections as the manager seeks to find the most attractive sectors and points on the yield curve.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the Asset Allocation Portfolio at NAV (Net Asset Value) would have grown to $12,243 from inception on 3/1/95 through 8/31/96.*

Investment Results

                  Average Annual Total Return as of 8/31/96*
                               One Year 10.90%
                       Since Inception (3/1/95) 14.41%

***********************************[Line Chart]********************************

                                Asset         60% S&P 500
                             Allocation  40% Lehman Gov't Bond
                             ----------  ---------------------
                  Mar-95       10160            10201
                  Apr-95       10270            10436
                  May-95       10570            10854
                  Jun-95       10730            11040
                  Jul-95       10980            11248
                  Aug-95       11040            11316
                  Sep-95       11200            11653
                  Oct-95       11120            11693
                  Nov-95       11440            12081
                  Dec-95       11595            12291
                  Jan-96       11880            12582
                  Feb-96       11935            12563
                  Mar-96       12045            12604
                  Apr-96       12133            12695
                  May-96       12199            12901
                  Jun-96       12232            12990
                  Jul-96       12001            12625
                  Aug-96       12243            12787

*******************************************************************************

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distribution, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Standard & Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks and assumes reinvestment of all dividends.

The unmanaged Lehman Government Bond Index includes the Treasury Bond Index and the Agency Bond Index. Maturities range from 1 to 20 years.

Withdrawals prior to age 59-1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

U.S. Treasury Income Portfolio

The U.S. Treasury Income Portfolio seeks to provide monthly dividends as well as to preserve principal.

Buffeted by unexpected signs of economic growth that raised investors' fears of potential inflation and accompanying higher interest rates, the bond market fell sharply in early 1996 and remained volatile through the end of August. For the year ending August 31, 1996, the U.S. Treasury Income Portfolio had an average annual total return of 2.62%, which reflected this difficult environment.

Interest Payments Offset Principal Loss

During the reporting period, the yield on the 30-year Treasury bond rose from a low of 5.96% at the end of 1995 to 7.12% on August 31. Since yields and bond prices move in opposite directions, this rise in rates corresponded with a significant principal loss. Fortunately, however, this loss was more than offset by interest payments from the bonds in the Portfolio.

From February onward, the bond markets were extremely volatile as investors reacted to mixed economic news. Reports of stronger economic growth repeatedly triggered broad one-day selloffs followed by brief rallies in response to signs of an economic slowdown. It's important to note that, despite widespread fears of a Federal Reserve Board interest rate hike, the last Fed move was actually an easing of short-term rates in January. More recently, the market has fixated on signs of wage pressures, although, in our view, real signals of inflation remain muted.

Portfolio Seeks Points of Value

Despite the difficult environment, the Portfolio's manager continues to use a disciplined fixed income management system to seek relative value among different market sectors. At the end of the period, the Portfolio was invested in U.S. treasury bonds, mortgage-backed securities and government agency securities. While the market may continue to be volatile, more consistent signs of a slowing economy have the potential to spark a rally, especially with rates on the 30-year treasury bond above 7%.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the U.S. Treasury Income Portfolio at NAV (Net Asset Value) would have grown to $10,970 from inception on 3/1/95 through 8/31/96.*

Investment Results

                  Average Annual Total Return as of 8/31/96*
                                One Year 2.62%
                        Since Inception (3/1/95) 6.36%

***********************************[Line Chart]********************************

                                     US        Lehman
                                  Treasury     Intmd
                                   Income     US Gov't
                                   ------     --------
                        Mar-95      10005      10055
                        Apr-95      10170      10171
                        May-95      10550      10458
                        Jun-95      10510      10525
                        Jul-95      10570      10530
                        Aug-95      10690      10617
                        Sep-95      10800      10688
                        Oct-95      10950      10805
                        Nov-95      11100      10927
                        Dec-95      11235      11045
                        Jan-96      11293      11138
                        Feb-96      11028      11020
                        Mar-96      10924      10970
                        Apr-96      10855      10938
                        May-96      10821      10932
                        Jun-96      10970      11043
                        Jul-96      10993      11077
                        Aug-96      10970      11090

*******************************************************************************

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Intermediate Government Bond Index includes bonds with 1 to 10 year maturities.

Withdrawals prior to age 59-1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

Money Market Portfolio

The Money Market Portfolio seeks to provide maximum current income consistent with preservation of capital and maintenance of liquidity.

For the year ended August 31, 1996, the Money Market Portfolio's total return was 3.68%.*

1995: Yields Stable Until End-of-Year Rate Cut

Yields on money market instruments remained relatively stable from September though mid-December, 1995, when the Federal Reserve Board cut the Federal Funds rate by 25 basis points. This action was followed by another 25 basis point cut in the same rate as well as a similar decrease in the discount rate. These cuts, which sought to stimulate the apparently-weak economy, caused steady declines in money market yields through the end of February.

Stronger-than-Expected Economy Boosts Yields

By the end of February, unanticipated signals of stronger economic growth upset market psychology about the direction of interest rates, and from that point until the end of the reporting year yields tended to move higher. Markets were volatile as participants reacted to decidedly mixed economic reports and, although many expected the Fed would raise interest rates to choke off the possibility of inflation, no such action occurred during the reporting period.

The Money Market Portfolio's seven-day current yield was 4.79% as of August 31, 1996.

* Total return figures do not include the effect of any insurance or withdrawal charges associated with a variable annuity. Past performance is not a guarantee of future results.

Growth and Income Portfolio
Portfolio of Investments August 31, 1996

 Shares                           Issuer                               Value
---------  ------------------------------------------------------  ------------
          Long-term Investments--88.8% Common Stock--85.3%
  1.6%    Aerospace
2,100     Allied-Signal, Inc.                                       $129,675
                                                                   ------------
  1.6%    Agricultural
2,900     Case Corp.                                                 131,950
                                                                   ------------
  1.0%    Airlines
  700     AMR Corp. *                                                 57,400
1,100     Continental Airlines, Inc., Class B,*See notes to
                           financial statements.                      24,888
                                                                   ------------
                                                                      82,288
                                                                   ------------
  0.9%    AUTOMOTIVE
1,400     General Motors                                              69,650
                                                                   ------------
  6.4%    BANKING
3,400     Bank of Boston Corp.                                       179,350
  600     Citicorp                                                    49,950
2,000     Commonwealth Bank of Australia, ADR# (Australia)            32,250
4,800     National City Corp.                                        180,600
  900     NationsBank Corp.                                           76,613
                                                                   ------------
                                                                     518,763
                                                                   ------------
  2.8%    CHEMICALS
1,100     Cabot Corp.                                                 30,250
  700     Dow Chemical Co.                                            55,825
1,700     duPont (EI) de Nemours                                     139,613
                                                                   ------------
                                                                     225,688
                                                                   ------------
  4.5%    COMPUTERS/COMPUTER HARDWARE
2,200     Compaq Computer*                                           124,574
  700     Gateway 2000 Inc.*                                          31,194
1,500     International Business Machines Corp.                      171,563
  900     Solectron Corp.*                                            33,638
                                                                   ------------
                                                                     360,969
                                                                   ------------
  8.3%    CONSUMER PRODUCTS
2,400     Avon Products, Inc.                                        114,900
4,800     Black & Decker Corp.                                       189,600
4,000     First Brands Corp.                                          91,000
  700     Nike, Inc., Class B                                         75,600
1,200     Philip Morris Companies, Inc.                              107,700
1,000     Procter & Gamble Co.                                        88,875
                                                                   ------------
                                                                     667,675
                                                                   ------------
  0.3%    DIVERSIFIED
  700     Harnischfeger Industries, Inc.                              26,425
                                                                   ------------
  2.9%    ELECTRONICS/ELECTRICAL EQUIPMENT
1,600     Intel Corp.                                                127,700
1,800     Teradyne Inc.*                                              27,900
1,700     Texas Instruments                                           79,475
                                                                   ------------
                                                                     235,075
                                                                   ------------
  2.3%    ENTERTAINMENT/LEISURE
6,500     Carnival Corp., Class A                                    183,625
                                                                   ------------
  3.8%    FINANCIAL SERVICES
1,800     Federal Home Loan Mortgage Corp.                          $159,075
4,200     Green Tree Financial Corp.                                 145,950
                                                                   ------------
                                                                     305,025
                                                                   ------------
  2.9%    FOOD/BEVERAGE PRODUCTS
1,400     Coca-Cola Enterprises, Inc.                                 56,525
2,700     PepsiCo., Inc.                                              77,625
  700     Unilever NV, ADR (Netherlands)                             100,450
                                                                   ------------
                                                                     234,600
                                                                   ------------
  4.0%    HEALTH CARE
3,300     Columbia/HCA Healthcare Corp.                              186,038
1,400     HEALTHSOUTH Corp.*                                          45,325
  900     Medtronic, Inc.                                             46,800
1,700     OrNda Healthcorp *                                          43,775
                                                                   ------------
                                                                     321,938
                                                                   ------------
  2.4%    INSURANCE
1,600     Allstate Corp.                                              71,400
1,200     American Bankers Insurance Group, Inc.                      57,000
  800     Mid Ocean, Ltd. (Bermuda)                                   33,100
  500     Transatlantic Holdings, Inc.                                34,688
                                                                   ------------
                                                                     196,188
                                                                   ------------
  5.3%    MANUFACTURING
2,400     Ingersoll-Rand Co.                                         102,600
1,700     Johnson Controls                                           119,850
1,100     Kennametal Inc.                                             34,100
3,700     Parker Hannifin Corp.                                      144,300
1,000     Pentair, Inc.                                               27,250
                                                                   ------------
                                                                     428,100
                                                                   ------------
  2.1%    METALS/MINING
2,200     Aluminum Co. of America (ALCOA)                            136,675
1,100     Inco, Ltd. (Canada)                                         35,475
                                                                   ------------
                                                                     172,150
                                                                   ------------
  1.0%    OFFICE/BUSINESS EQUIPMENT
1,400     Xerox Corp.                                                 76,825
                                                                   ------------
  8.2%    OIL & GAS
  500     British Petroleum PLC, ADR (United Kingdom)                 58,874
1,400     Halliburton Company                                         73,675
1,200     Mobil Corp.                                                135,300
2,300     PanEnergy Corp.                                             76,188
1,400     Texaco, Inc.                                               124,250
1,500     Tidewater, Inc.                                             57,563
2,700     Williams Companies, Inc.                                   134,663
                                                                   ------------
                                                                     660,513
                                                                   ------------
  1.0%    PAPER/FOREST PRODUCTS
  800     Boise Cascade Corp.                                         27,000
  900     Willamette Industries                                       55,575
                                                                   ------------
                                                                      82,575
                                                                   ------------
                      See notes to financial statements.

  3.8%    PHARMACEUTICALS
1,400     American Home Products Corp.                             $   82,950
1,500     Glaxo Wellcome PLC (United Kingdom)                          42,750
3,600     Johnson & Johnson                                           177,300
                                                                   ------------
                                                                      303,000
                                                                   ------------
  0.9%    PRINTING & PUBLISHING
2,300     New York Times Company, Class A,                             71,875
                                                                   ------------
  1.5%    RESTAURANTS/FOOD SERVICE
6,000     Wendy's International, Inc.                                 121,500
                                                                   ------------
  5.1%    RETAILING
2,100     Federated Department Stores, Inc.*                           72,713
5,300     Gap, Inc.                                                   185,500
3,700     Kroger Co.*                                                 156,788
                                                                   ------------
                                                                      415,001
                                                                   ------------
  1.4%    SHIPPING/TRANSPORTATION
2,300     CSX Corp.                                                   116,438
                                                                   ------------
  4.7%    TELECOMMUNICATIONS
3,300     BellSouth Corp.                                             119,625
  700     Cincinnatti Bell, Inc.                                       33,425
3,700     Sprint Corp.                                                150,313
3,300     Telefonaktiebolaget LM Ericsson, Sp, ADR (Sweden)            76,106
                                                                   ------------
                                                                      379,469
                                                                   ------------
  4.6%    UTILITIES
2,400     CMS Energy Corp.                                             71,700
4,300     FPL Group Inc.                                              190,270
1,600     Sierra Pacific Resources                                     40,800
1,700     Texas Utilities Co.                                          69,700
                                                                   ------------
                                                                      372,470
                                                                   ------------
          TOTAL COMMON STOCK (COST $6,550,813)                      6,889,450
                                                                   ------------
          CONVERTIBLE PREFERRED STOCK--2.2%
          CONSUMER PRODUCTS
8,500     RJR Nabisco Holdings Corp. $0.6012, Ser. C                   45,687
          OIL & GAS
1,800     Enron Corp., 6.25% Exchange Notes, 12/13/98, ACES,           43,875
          PAPER/FOREST PRODUCTS
  800     International Paper Capital Corp., 5.25% #                   37,037
          RETAILING
  300     TJX Companies, $7.00,11/17/98, Ser. E                        54,600
                                                                   ------------
          TOTAL CONVERTIBLE PREFERRED STOCK
          (Cost $187,290)                                             181,199
                                                                   ------------

 Principal
  Amount
---------
          CONVERTIBLE CORPORATE BONDS & NOTES--1.3%
          INSURANCE
$ 30,000  American Travellers Corp., 6.5%, due 10/1/05             $   63,788
          RETAILING
  40,000  Waban Inc., 6.5%, due 7/1/02                                 42,800
                                                                   ------------
          TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
          (COST $69,083)                                              106,588
                                                                   ------------
          TOTAL LONG-TERM INVESTMENTS
          (Cost $6,807,186)                                         7,177,237
                                                                   ------------
          SHORT-TERM INVESTMENTS--11.0%
          COMMERCIAL PAPER
 886,000  Household Finance Corp., 5.2%, due 9/3/96
          (Cost $886,000)                                             886,000
                                                                   ------------
    99.8% TOTAL INVESTMENTS
          (COST $7,693,186)                                        $8,063,237
                                                                   ============

Capital Growth Portfolio
Portfolio of Investments August 31, 1996

 Shares                           Issuer                               Value
 ------                           ------                               -----
          LONG-TERM INVESTMENTS--74.0%
          COMMON STOCK--74.0%
   1.6%   AGRICULTURAL PRODUCTION/SERVICES
 5,400    AGCO Corp.                                                $127,575
                                                                   ------------
   1.4%   AIRLINES
 5,000    Continental Airlines, Inc., Class B,*                      113,125
                                                                   ------------
   1.1%   BANKING
 2,000    Standard Federal Bancorp.                                   83,750
                                                                   ------------
   1.7%   CHEMICALS
 5,000    Cabot Corp.                                                137,500
                                                                   ------------
   3.7%   COMPUTER SOFTWARE
 2,300    Reynolds & Reynolds, Inc., Class A                         115,288
 5,000    Wind River Systems*                                        173,750
                                                                   ------------
                                                                     289,038
                                                                   ------------
   3.7%   COMPUTERS/COMPUTER HARDWARE
 4,000    Gateway 2000 Inc.,*                                        178,250
 3,000    Solectron Corp.*                                           112,125
                                                                   ------------
                                                                     290,375
                                                                   ------------
   9.5%   CONSUMER PRODUCTS
 6,000    ADT Ltd. *                                                 117,750
 2,400    Danaher Corp.                                               99,600
 5,500    First Brands Corp.                                         125,125
 6,000    Furniture Brands International, Inc.*                       72,000
 1,500    Lancaster Colony Corp.                                      54,563
 3,000    Oakley, Inc. *                                             123,000
 5,000    Waters Corp.*                                              156,875
                                                                   ------------
                                                                     748,913
                                                                   ------------
   1.4%   DIVERSIFIED
 3,000    Harnischfeger Industries, Inc.                             113,250
                                                                   ------------
   4.2%   ELECTRONICS/ELECTRICAL EQUIPMENT
 4,000    Atmel Corp.*                                               103,500
 5,000    Esterline Technologies Corp.*                              103,125
 8,000    Teradyne Inc,*                                             124,000
                                                                   ------------
                                                                     330,625
                                                                   ------------
   2.4%   ENTERTAINMENT/LEISURE
 7,000    Bally Entertainment Corp. *                                190,750
                                                                   ------------
   5.3%   FINANCIAL SERVICES
 3,000    Advanta Corp., Class A                                     146,625
 3,000    AT&T Capital Corp.                                         133,875
 4,000    Green Tree Financial Corp.                                 139,000
                                                                   ------------
                                                                     419,500
                                                                   ------------
   2.0%   FOOD/BEVERAGE PRODUCTS
 4,000    Coca-Cola Enterprises, Inc.                                161,500
                                                                   ------------
   4.1%   HEALTH CARE
 5,000    Assisted Living Concepts*                                   97,500
 5,000    Ornda Healthcorp *                                         128,750
 3,000    PhyCor, Inc.*                                               98,250
                                                                   ------------
                                                                     324,500
                                                                   ------------
   1.4%   HOMEBUILDERS
10,000    Pacific Greystone Corp.*                                   108,750
                                                                   ------------
0.7%    HOTELS/OTHER LODGING
2,000     Bristol Hotel Co.*                                       $   54,750
                                                                   ------------
  4.6%    INSURANCE
3,500     Mid Ocean, Ltd. (Bermuda)                                   144,812
1,900     Reliastar Financial Corp.                                    83,837
2,000     Transatlantic Holdings, Inc.                                138,750
                                                                   ------------
                                                                      367,399
                                                                   ------------
  4.5%    MANUFACTURING
3,500     Kennametal Inc.                                             108,500
4,000     Pentair, Inc.                                               109,000
3,500     UCAR International, Inc.*                                   136,500
                                                                   ------------
                                                                      354,000
                                                                   ------------
  1.7%    METALS/MINING
4,000     Alumax, Inc. *                                              132,000
                                                                   ------------
  3.7%    OIL & GAS
4,000     Smith International *                                       139,000
4,000     Tidewater, Inc.                                             153,500
                                                                   ------------
                                                                      292,500
                                                                   ------------
  1.5%    PAPER/FOREST PRODUCTS
3,500     Boise Cascade Corp.                                         118,125
                                                                   ------------
  2.4%    PHARMACEUTICALS
4,000     Parexel International Corp.*                                194,000
                                                                   ------------
  1.6%    PROFESSIONAL SERVICES
4,500     Olsten Corp.                                                125,437
                                                                   ------------
  1.8%    REAL ESTATE INVESTMENT TRUST
6,600     Oasis Residential, Inc.                                     144,375
                                                                   ------------
  1.3%    RESTAURANTS/FOOD SERVICE
5,000     Wendy's International, Inc.                                 101,250
                                                                   ------------
  2.3%    RETAILING
3,000     Dillard Department Stores, Inc., Class A                    102,000
2,500     MSC Industrial Direct Co., Inc.*                             79,375
                                                                   ------------
                                                                      181,375
                                                                   ------------
  1.4%    STEEL
3,000     AK Steel Holding Corp.                                      111,750
                                                                   ------------
  1.5%    TELECOMMUNICATIONS
2,500     Cincinnati Bell, Inc.                                       119,375
                                                                   ------------
  1.5%    UTILITIES
3,300     Portland General Corp.                                      119,626
                                                                   ------------
          TOTAL COMMON STOCK (COST $4,954,078)                      5,855,113
                                                                   ------------

 Principal
  Amount
---------
           SHORT-TERM INVESTMENTS--29.0%
           COMMERCIAL PAPER
$1,788,000 Household Finance Corp., 5.2%, due 9/3/96                1,788,000
   500,000 H. J. Heinz Co., 5.27%, due 10/11/96                       497,072
                                                                   ------------
           (COST $2,285,072)                                        2,285,072
                                                                   ------------
     103.0% TOTAL INVESTMENTS
            (COST $7,239,150)                                       $8,140,185
                                                                   ============

                                                International Equity Portfolio
                                      Portfolio of Investments August 31, 1996

 Shares                           Issuer                               Value
 ------                           ------                               -----
          COMMON STOCK--88.5%
          ARGENTINA--0.5%
          BANKING
   500    Banco Frances del Rio de la Plata SA, ADS *               $ 11,500
          OIL & GAS
   600    Transportador de Gas del Sur, SA (TGS), ADR                  7,200
                                                                   ------------
                                                                      18,700
                                                                   ------------
          AUSTRALIA--0.3%
          BROADCASTING
   700    News Corp. Ltd.                                              3,738
          ENTERTAINMENT/LEISURE
 5,750    Reef Casino Trust*                                           2,505
          METALS/MINING
 4,000    Mount Edon Gold Mines                                        5,640
                                                                   ------------
                                                                      11,883
                                                                   ------------
          AUSTRIA--1.6%
          STEEL
   393    Boehler-Uddeholm AG                                         30,678
          OIL & GAS
   316    OMV AG                                                      31,594
                                                                   ------------
                                                                      62,272
                                                                   ------------
          BRAZIL--0.9%
          TELECOMMUNICATIONS
   450    Telecomunicacoes Brasileiros SA, ADR                        33,413
                                                                   ------------
          CHILE--0.2%
          UTILITIES
   300    Chilgener SA, ADR                                            6,975
                                                                   ------------
          FRANCE--4.6%
          AUTOMOTIVE
   195    Equipment et Composants pour l'Industrie Automobile         26,229
          BROADCASTING & PUBLISHING
    92    TV Francaise                                                10,518
          COMPUTER SOFTWARE
   115    Group Axime*                                                13,467
          FINANCIAL SERVICES
   173    Cetelem Group*                                              36,205
          INSURANCE
   875    AGF (Assurances Generales de France)                        22,673
          OIL & GAS
   324    Total Cie Francaise Petroles, Ser. B,                       23,873
          PHARMACEUTICALS
    91    Roussel-Uclaf                                               21,168
          UTILITIES
   249    Compagnie Generale des Eaus                                 24,055
                                                                   ------------
                                                                     178,188
                                                                   ------------
          GERMANY--6.4%
          BANKING
   832    Deutsche Bank AG                                            41,166
          CAPITAL GOODS
    81    Mannesmann AG                                               29,281
          GERMANY (CONT'D)
          CONSUMER PRODUCTS
   598    Adidas AG                                                 $ 51,513
   926    Puma AG                                                     31,719
          INSURANCE
    28    Allianz AG Holding                                          49,965
          PHARMACEUTICALS
   340    Schwarz Pharma AG                                           24,697
          UTILITIES
   460    Veba Group PLC                                              24,180
                                                                   ------------
                                                                     252,521
                                                                   ------------
          HONG KONG--6.8%
          BANKING
 3,000    Guoco Group Ltd*                                            14,239
 2,000    Hang Seng Bank Ltd.                                         20,499
          DIVERSIFIED
 4,000    Citic Pacific Ltd.*                                         17,589
 8,000    First Pacific Company Ltd.                                  12,985
 3,000    Hutchison Whampoa                                           18,158
 1,200    Jardine Matheson Holdings Ltd., ADR                          7,725
 2,500    Swire Pacific, Ltd., Class A*                               22,228
          FINANCIAL SERVICES
 1,800    HSBC Holdings PLC*                                          31,078
          REAL ESTATE
 3,000    Cheung Kong (Holdings) Ltd.                                 21,048
    12    Henderson China Holding Ltd.*                                   28
 2,000    Henderson Land Development Company, Ltd.                    15,649
 3,000    Hong Kong Land Holdings Ltd.                                 6,810
 5,000    Hysan Development Co. Ltd.                                  15,423
 3,000    New World Development Company, Ltd.                         14,550
 6,000    New World Infrastructure Ltd.*                              14,123
14,000    Sino Land Co.                                               14,575
 2,000    Sun Hung Kai Properties Ltd.                                19,529
                                                                   ------------
                                                                     266,236
                                                                   ------------
          INDIA--0.5%
          AUTOMOTIVE
   350    Tata Engineering & Locomotive Co., Ltd., GDR                 5,731
          HOTELS/OTHER LODGING
   280    Indian Hotels Co. Ltd., GDR                                  7,315
          METALS/MINING
   100    Hindalco Industries Ltd., GDR                                3,330
          UTILITIES
   200    BSES Ltd., GDR                                               3,775
                                                                   ------------
                                                                      20,151
                                                                   ------------
          INDONESIA--0.6%
          BANKING
 3,750    PT Lippo Bank (Foreign)                                      5,766

          CONSTRUCTION MATERIALS
1,500     PT Semen Gresik (Foreign)                                $    4,180
          CONSUMER PRODUCTS
1,500     PT Gudang Garam (Foreign)                                     5,509
          DIVERSIFIED
7,000     PT Bimantara Citra (Foreign)                                  7,175
                                                                   ------------
                                                                       22,630
                                                                   ------------
          IRELAND--1.0%
          BANKING
5,538     Bank of Ireland                                              40,696
                                                                   ------------
          ITALY--3.1%
          FINANCIAL SERVICES
7,000     Istituto Mobiliare Italiano SpA                              54,901
          OIL & GAS
7,500     Saipem SpA                                                   34,234
          UTILITIES
5,782     Edison SpA                                                   31,285
                                                                   ------------
                                                                      120,420
                                                                   ------------
          JAPAN--28.2%
          AUTOMOTIVE
1,000     Honda Motor Co. Ltd.*                                        23,119
1,000     Toyota Motor Corp.                                           24,132
          BANKING
1,000     Bank of Tokyo-Mitsubishi                                     20,356
3,000     Mitsui Trust & Banking                                       30,119
3,000     Sumitomo Trust & Banking                                     35,645
          BUSINESS SERVICES
2,000     Ricoh Corp. Ltd.                                             19,527
          CHEMICALS
6,000     Dainippon Ink & Chemical Inc.                                26,195
          ELECTRONICS/ELECTRICAL EQUIPMENT
2,000     Alps Electric Co. Ltd.                                       23,579
  500     Fanuc Co.                                                    18,283
2,000     Hitachi Ltd.                                                 18,384
  300     Keyence Corp.                                                38,132
  500     Mabuchi Motor                                                27,448
2,000     Nippon Signal Co.                                            18,974
1,000     Sharp Corp.                                                  15,842
5,000     Yaskawa Electrice Corp.*                                     20,908
          ENGINEERING & CONSTRUCTION
2,000     Kajima Corp.                                                 17,942
3,000     Nichiei Construction                                         28,737
          MACHINERY & ENGINEERING EQUIPMENT
2,000     CKD Corp.                                                    18,606
4,000     Ishikawajima-Harima Heavy Industries                         18,421
2,000     Komatsu Ltd.                                                 17,113
1,000     Komori Corp.                                                 22,198
3,000     Mitsubishi Heavy Industries Ltd.*                            23,736
          JAPAN (CONT'D)
2,000     Mori Seiki                                               $   33,158
3,000     Nachi-Fujikoshi Corp.*                                       12,462
2,000     NTN Corp.                                                    12,803
  500     SMC Corp.                                                    35,000
          MEDICAL DEVICES
4,000     Shimadzu Corp.                                               24,021
          METALS/MINING
6,000     Showa Aluminum Corp.                                         35,369
          PACKAGING
5,000     Tomoku Co. Ltd.                                              27,125
          PAPER/FOREST PRODUCTS
2,000     Mitsubishi Paper Mills                                       10,555
          PRINTING & PUBLISHING
1,000     Dai Nippon Printing Co. Ltd.                                 17,592
          REAL ESTATE
2,000     Daibiru Corp.                                                25,974
3,000     Hankyu Realty                                                29,014
1,000     Mitsubishi Estate Co., Ltd.                                  12,250
1,000     Mitsui Fudosan                                               12,342
          RETAILING
1,000     Isetan                                                       13,632
1,000     Mr. Max                                                      17,684
4,000     Tokyu Department Store                                       24,095
          SHIPPING/TRANSPORTATION
4,000     Hitachi Transport System                                     40,527
4,000     Mitsui O.S.K. Lines Ltd.*                                    12,011
5,000     Nagoya Railroad Co., Ltd.                                    23,395
3,000     Nankai Electric Railway                                      18,044
3,000     Navix Line*                                                   7,626
3,000     Tokyu Corp.                                                  19,729
          STEEL
4,000     NKK Corp.*                                                   10,574
3,000     Yamato Kogyo Co., Ltd.                                       32,329
          TELECOMMUNICATIONS
2,000     Tamura Electric Works                                        17,316
          TEXTILES/APPAREL
1,000     Tokyo Style                                                  16,027
          WAREHOUSING
4,000     Sumitomo Warehouse                                           26,379
          WHOLESALING
4,000     Itochu Corp.                                                 24,279
                                                                   ------------
                                                                    1,098,708
                                                                   ------------
          MALAYSIA--2.8%
          AGRICULTURE
3,000     Kumpulan Guthrie Bhd                                          4,813
          AUTOMOTIVE
7,000     Tractors Malaysia Holdings Bhd                               15,161

          CONSTRUCTION/CONSTRUCTION MATERIALS
 4,000    Kedah Cement Holdings, Bhd                                $  7,155
 6,000    Sunway Building Technology Bhd                              15,040
 2,000    Sungei Way Holdings Bhd                                     10,107
          DIVERSIFIED
 7,000    Westmont Bhd                                                12,409
          ELECTRONICS/ELECTRICAL EQUIPMENT
 4,000    Leader Universal Holdings Bhd                                8,663
          ENGINEERING/CONSTRUCTION
 2,500    Ekran Bhd                                                   10,628
 5,000    Pilecon Engineering Bhd                                      6,136
          TELECOMMUNICATIONS
 4,000    FCW Holdings Bhd                                            10,428
 1,000    Telekom Malaysia Bhd                                         8,824
                                                                   ------------
                                                                     109,364
                                                                   ------------
          MEXICO--0.5%
          DIVERSIFIED
 2,074    ALFA, SA de C.V., Class A                                    9,095
          HOMEBUILDERS
   500    Corporacion GEO, SA de C.V., Ser. B, ADR                    10,077
                                                                   ------------
                                                                      19,172
                                                                   ------------
          NETHERLANDS--2.8%
          CHEMICALS
   326    Akzo Nobel                                                  37,979
   640    CSM NV, N.R. Certificate                                    31,269
          PRINTING & PUBLISHING
 2,252    Verenigde Nederlandse Uitgeversbedrijvan
          Verenigd Bezit (VNU)                                        39,170
                                                                   ------------
                                                                     108,418
                                                                   ------------
          PHILIPPINES--0.9%
          BANKING
   250    Metropolitan Bank & Trust Co.                                5,973
          DIVERSIFIED
24,200    Metro Pacific Corp.                                          7,401
          ELECTRONICS/ELECTRICAL EQUIPMENT
 4,600    Ionics Circuit Inc                                           3,912
          REAL ESTATE
 6,150    Ayala Land, Inc., Class B,                                   7,876
 7,700    Filinvest Development Corp.                                  3,753
          TELECOMMUNICATIONS
 5,600    Philipino Telephone Corp.*                                   7,385
                                                                   ------------
                                                                      36,300
                                                                   ------------
          PORTUGAL--1.0%
          TELECOMMUNICATIONS
 1,456    Portugal Telecom SA*                                        39,009
                                                                   ------------
          SINGAPORE--0.9%
          AIRLINES
 1,000    Singapore Airlines Ltd.                                     10,592
          SINGAPORE (CONT'D)
          BANKING
 1,000    Overseas Chinese Banking Corp.                            $ 12,014
          SHIPPING/TRANSPORTATION
12,000    Comfort Group Ltd.                                          11,431
                                                                   ------------
                                                                      34,037
                                                                   ------------
          SPAIN--2.1%
          CONSUMER PRODUCTS
 1,000    Tabacalera SA, Class A                                      40,790
          RETAILING
 1,690    Centros Comerciales Pryca, SA                               40,956
                                                                   ------------
                                                                      81,746
                                                                   ------------
          SWEDEN--1.2%
          MACHINERY & ENGINEERING EQUIPMENT
 2,688    Svedala Industri AB-Free                                    46,335
                                                                   ------------
          SWITZERLAND--5.2%
          BANKING
   343    Schweizerischer Bankverein, Registered Shares               66,992
          PHARMACEUTICALS
    50    Ciba-Geigy AG, Registered Shares                            63,294
    61    Sandoz AG                                                   72,376
                                                                   ------------
                                                                     202,662
                                                                   ------------
          THAILAND--1.0%
          BANKING
 1,800    Krung Thai Bank Ltd., (Foreign)                              7,755
          ENTERTAINMENT/LEISURE
   800    Grammy Entertainment Public Co. (Foreign)                   10,498
          TELECOMMUNICATIONS
   600    Loxley Company Ltd (Foreign)                                 7,162
          UTILITIES
 2,000    Cogeneration Public Co., Ltd. (Foreign)                      8,221
 2,500    Electricity Generating Public Company Ltd. (Foreign)         7,411
                                                                   ------------
                                                                      41,047
                                                                   ------------
          UNITED KINGDOM--15.4%
          AIRLINES
 3,298    British Airport Authority PLC                               24,802
          AUTOMOTIVE (RETAILING)
 1,792    Lex Service PLC                                             10,843
          BANKING
 2,638    Barclays PLC                                                37,492
 3,081    National Westminster Bank                                   31,914
          BROADCASTING
 7,111    General Cable PLC                                           19,790
          CHEMICALS
 2,826    BTP PLC                                                     13,255

          CONSTRUCTION
 1,917    Berkeley Group PLC                                       $   17,429
          CONSTRUCTION MATERIALS
 2,912    Meyer International PLC                                      18,325
          DIVERSIFIED
 5,865    Cookson Group PLC                                            23,429
          ELECTRONICS/ELECTRICAL EQUIPMENT
 3,143    Chubb Security PLC                                           15,725
          ENGINEERING SERVICES
14,010    Senior Engineering Group PLC                                 23,109
          FOOD/BEVERAGE PRODUCTS
 4,353    Allied Domecq PLC                                            31,273
          HOTELS/OTHER LODGING
 9,096    Jarvis Hotels PLC*                                           23,110
          INSURANCE
 1,371    Lloyds Abbey Life Group                                      12,818
 4,582    Prudential Corp. PLC                                         30,984
          MACHINERY & ENGINEERING EQUIPMENT
 2,988    Powerscreen International PLC                                24,433
          MEDIA/ADVERTISING
 3,589    WPP Group PLC                                                12,934
          OIL & GAS
 3,309    Shell Transport & Trading PLC                                48,166
          PRINTING & PUBLISHING
 3,842    Mirror Group PLC                                             11,864
          REAL ESTATE
 2,857    Land Securities PLC                                          30,442
          RETAILING
 2,902    Great Universal Stores PLC                                   29,560
 6,036    Safeway PLC                                                  32,087
          SHIPPING/TRANSPORTATION
 2,072    Peninsular & Orient Steam Navigation Co.                     16,635
          UTILITIES
 1,368    East Midlands Electricity PLC                                12,320
 1,603    London Electricity PLC                                       15,799
 5,278    National Power PLC                                           21,703
 1,062    Southern Electricity PLC                                     11,150
                                                                   ------------
                                                                      601,391
                                                                   ------------
          TOTAL COMMON STOCK
          (COST $3,452,478)                                         3,452,274
                                                                   ------------

 Shares                           Issuer                                Value
---------  ------------------------------------------------------  ------------
          PREFERRED STOCK--0.0%
          MALAYSIA--
          CONSTRUCTION
 4,000    Sunway Building Technology, Bhd, Loan Stock              $    1,275
                                                                   ------------
          (COST $1,284)
          WARRANTS--0.1%
          MALAYSIA --
          AGRICULTURE
11,750    Industrial Oxygen Inc., Bhd                                   1,084
          CONSTRUCTION
 1,600    Sunway Building Technology, Bhd, Expire 7/30/01               1,591
                                                                   ------------
          TOTAL WARRANTS
          (COST $1,065)                                                 2,675
                                                                   ------------
  88.6%   TOTAL LONG-TERM INVESTMENTS
          (COST $3,454,827)                                         3,456,224
                                                                   ------------

Principal
Amount(USD)
---------
          SHORT-TERM INVESTMENTS--4.7%
          COMMERCIAL PAPER
$175,000  Household Finance Corp., 5.20%, 09/03/96                    175,000
                                                                   ------------
          U.S. GOVERNMENT OBLIGATIONS
  10,000  U.S. TREASURY BILL, 11/14/96                                  9,895
                                                                   ------------
          TOTAL SHORT-TERM INVESTMENTS
          (COST $184,895)                                             184,895
                                                                   ------------
          TOTAL INVESTMENTS--93.3%
          (COST $3,639,722)                                        $3,641,119
                                                                   ============

 Shares                           Issuer                               Value
 ------                           ------                               -----
          LONG-TERM INVESTMENTS--81.8%
          COMMON STOCK--48.3%

  1.1%    AEROSPACE
  700     Allied-Signal, Inc.                                       $ 43,225
                                                                   ------------
  0.9%    AGRICULTURAL
  800     Case Corp.                                                  36,400
                                                                   ------------
  0.5%    AIRLINES
  200     AMR Corp. *                                                 16,400
  200     Continental Airlines, Inc., Class B,*                        4,525
                                                                   ------------
                                                                      20,925
                                                                   ------------
  0.5%    AUTOMOTIVE
  400     General Motors                                              19,900
                                                                   ------------
  3.8%    BANKING
1,100     Bank of Boston Corp.                                        58,025
  200     Citicorp                                                    16,650
1,000     Commonwealth Bank of Australia, ADR# (Australia)            16,125
1,200     National City Corp.                                         45,150
  200     NationsBank Corp.                                           17,025
                                                                   ------------
                                                                     152,975
                                                                   ------------
  1.4%    CHEMICALS
  300     Cabot Corp.                                                  8,250
  100     Dow Chemical Co.                                             7,975
  500     duPont (EI) de Nemours                                      41,063
                                                                   ------------
                                                                      57,288
                                                                   ------------
  2.7%    COMPUTERS/COMPUTER HARDWARE
  600     Compaq Computer*                                            33,975
  200     Gateway 2000 Inc.,*                                          8,913
  500     International Business Machines Corp.                       57,188
  300     Solectron Corp.*                                            11,212
                                                                   ------------
                                                                     111,288
                                                                   ------------
  4.8%    CONSUMER PRODUCTS
  700     Avon Products, Inc.                                         33,512
1,300     Black & Decker Corp.                                        51,350
1,100     First Brands Corp.                                          25,025
  200     Nike, Inc., Class B,                                        21,600
  400     Philip Morris Companies, Inc.                               35,900
  300     Procter & Gamble Co.                                        26,663
                                                                   ------------
                                                                     194,050
                                                                   ------------
  0.2%    DIVERSIFIED
  200     Harnischfeger Industries, Inc.                               7,550
                                                                   ------------
  1.5%    ELECTRONICS/ELECTRICAL EQUIPMENT
  400     Intel Corp.                                                 31,925
  500     Teradyne Inc,*                                               7,750
  500     Texas Instruments                                           23,375
                                                                   ------------
                                                                      63,050
                                                                   ------------
  1.3%    ENTERTAINMENT/LEISURE
1,800     Carnival Corp., Class A                                     50,850
                                                                   ------------
  2.1%    FINANCIAL SERVICES
  500     Federal Home Loan Mortgage Corp.                          $ 44,188
1,200     Green Tree Financial Corp.                                  41,700
                                                                   ------------
                                                                      85,888
                                                                   ------------
  1.8%    FOOD/BEVERAGE PRODUCTS
  500     Coca-Cola Enterprises, Inc.                                 20,187
  800     PepsiCo., Inc.                                              23,000
  200     Unilever NV, ADR (Netherlands)                              28,700
                                                                   ------------
                                                                      71,887
                                                                   ------------
  2.5%    HEALTH CARE
1,000     Columbia/HCA Healthcare Corp.                               56,375
  500     HEALTHSOUTH Corp.*                                          16,187
  300     Medtronic, Inc.                                             15,600
  500     OrNda Healthcorp *                                          12,875
                                                                   ------------
                                                                     101,037
                                                                   ------------
  1.2%    INSURANCE
  400     Allstate Corp.                                              17,850
  300     American Bankers Insurance Group, Inc.                      14,250
  200     Mid Ocean, Ltd. (Bermuda)                                    8,275
  100     Transatlantic Holdings, Inc.                                 6,937
                                                                   ------------
                                                                      47,312
                                                                   ------------
  3.0%    MANUFACTURING
  800     Ingersoll-Rand Co.                                          34,200
  400     Johnson Controls                                            28,200
  300     Kennametal Inc.                                              9,300
1,100     Parker Hannifin Corp.                                       42,900
  300     Pentair, Inc.                                                8,175
                                                                   ------------
                                                                     122,775
                                                                   ------------
  1.2%    METALS/MINING
  600     Aluminum Co. ofAmerica (ALCOA)                              37,275
  300     Inco, Ltd. (Canada)                                          9,675
                                                                   ------------
                                                                      46,950
                                                                   ------------
  0.5%    OFFICE/BUSINESS EQUIPMENT
  400     Xerox Corp.                                                 21,950
                                                                   ------------
  4.4%    OIL & GAS
  100     British Petroleum PLC, ADR (United Kingdom)                 11,775
  400     Halliburton Company                                         21,050
  300     Mobil Corp.                                                 33,825
  600     PanEnergy Corp.                                             19,875
  400     Texaco, Inc.                                                35,500
  400     Tidewater, Inc.                                             15,350
  800     Williams Companies, Inc.                                    39,900
                                                                   ------------
                                                                     177,275
                                                                   ------------
  0.6%    PAPER/FOREST PRODUCTS
  200     Boise Cascade Corp.                                          6,750
  300     Willamette Industries                                       18,525
                                                                   ------------
                                                                      25,275
                                                                   ------------

  2.0%    PHARMACEUTICALS
  400     American Home Products Corp.                             $   23,700
  400     Glaxo Wellcome PLC (United Kingdom)                          11,400
  900     Johnson & Johnson                                            44,325
                                                                   ------------
                                                                       79,425
                                                                   ------------
  0.5%    PRINTING & PUBLISHING
  700     New York Times Company, Class A,                             21,875
                                                                   ------------
  0.9%    RESTAURANTS/FOOD SERVICE
1,700     Wendy's International, Inc.                                  34,425
                                                                   ------------
  2.8%    RETAILING
  600     Federated Department Stores, Inc.*                           20,775
1,400     Gap, Inc.                                                    49,000
1,000     Kroger Co.*                                                  42,375
                                                                   ------------
                                                                      112,150
                                                                   ------------
  0.9%    SHIPPING/TRANSPORTATION
  700     CSX Corp.                                                    35,437
                                                                   ------------
  2.6%    TELECOMMUNICATIONS
  900     BellSouth Corp.                                              32,625
  200     Cincinnati Bell, Inc.                                         9,550
1,000     Sprint Corp.                                                 40,625
  900     Telefonaktiebolaget LM Ericsson, Sp, ADR (Sweden)            20,756
                                                                   ------------
                                                                      103,556
                                                                   ------------
  2.6%    UTILITIES
  700     CMS Energy Corp.                                             20,912
1,200     FPL Group Inc.                                               53,100
  400     Sierra Pacific Resources                                     10,200
  500     Texas Utilities Co.                                          20,500
                                                                   ------------
                                                                      104,712
                                                                   ------------
          TOTAL COMMON STOCK
          (COST $1,828,397)                                         1,949,430
                                                                   ------------
          CONVERTIBLE PREFERRED STOCK--1.3%
          CONSUMER PRODUCTS
2,400     RJR Nabisco Holdings Corp. $0.6012, Ser. C                   12,900
          OIL & GAS
  800     Enron Corp., 6.25% Exchange Notes, 12/13/98, ACES,           19,500
          PAPER/FOREST PRODUCTS
  400     International Paper Capital Corp., 5.25% #                   18,518
                                                                   ------------
          TOTAL CONVERTIBLE PREFERRED STOCK (COST $53,420)             50,918
                                                                   ------------

 Principal
  Amount  Issuer                                                  Value
  ------  ------                                                  -----
          CORPORATE BONDS & NOTES--5.3%
          AEROSPACE
$100,000  Lockheed Martin Corp., 7.45%, due 6/15/04                $  100,091
          FINANCE
 100,000  General Electric Capital Corp., MTN, 9.18%,
          due 12/30/08                                                115,664
                                                                   ------------
          TOTAL CORPORATE BONDS & NOTES
          (COST $220,392)                                             215,755
                                                                   ------------
          CONVERTIBLE CORPORATE BONDS & NOTES--1.6%
          INSURANCE
  15,000  American Travellers Corp., 6.50%, due 10/1/05                31,894
          RETAILING
  30,000  Waban Inc., 6.50%, due 7/1/02                                32,100
                                                                   ------------
          TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
          (COST $44,312)                                               63,994
                                                                   ------------
          U.S. GOVERNMENT OBLIGATIONS--19.0%
          U.S. TREASURY NOTES,
 100,000  6.13%, due 9/30/00                                           98,000
 500,000  8.00%, due 5/15/01                                          525,705
 125,000  8.50%, due 2/15/20                                          141,973
                                                                   ------------
                                                                      765,678
                                                                   ------------
          U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS--6.3%
 250,000  Federal Home Loan Bank,7.54%, due 2/13/98                   254,103
                                                                   ------------
          TOTAL U.S. GOVERNMENT AND AGENCY SPONSORED OBLIGATIONS
          (COST $1,038,240)                                         1,019,781
                                                                   ------------

          TOTAL LONG-TERM INVESTMENTS
          (COST $3,184,761)                                         3,299,878
                                                                   ------------
          SHORT-TERM INVESTMENTS--17.5%
          U.S. GOVERNMENT OBLIGATIONS
 705,000  U.S. Treasury Bill, due 9/5/96                              704,803
                                                                   ------------
          (COST $704,803)
          TOTAL INVESTMENTS--99.3%
          (COST $3,889,564)                                        $4,004,681
                                                                   ============

U.S. Treasury Income Portfolio
Portfolio of Investments August 31, 1996

 Principal
  Amount                          Issuer                                Value
  ------                          ------                                -----
          LONG-TERM INVESTMENTS--77.6%
          U.S. GOVERNMENT OBLIGATIONS--27.5%
          U.S. TREASURY NOTES
$300,000  6.13%, due 09/30/00                                      $  294,000
 400,000  8.50% due 02/15/20                                          454,312
  60,000  U.S. Treasury Bond, 10.75%, due 08/15/05                     74,972
                                                                   ------------
                                                                      823,284
                                                                   ------------
          U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS--20.3%
 200,000  Federal Farm Credit Bank, MTN, 7.51%, due 02/13/98          203,188
 200,000  Federal Home Loan Bank, 7.54%, due 02/13/98                 203,282
 200,000  Student Loan Marketing Association, Debenture 7.00%,
          due 03/03/98                                                201,938
                                                                   ------------
                                                                      608,408
                                                                   ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS--29.8%
 961,641  Government National Mortgage Association, Pool #3547
          6.50%, due 03/15/24                                         890,413
                                                                   ------------
          TOTAL LONG-TERM INVESTMENTS
          (COST $2,350,737)                                         2,322,105
                                                                   ------------
          SHORT-TERM INVESTMENTS--20.3%
          U.S. GOVERNMENT OBLIGATIONS
          U.S. TREASURY BILLS
 300,000  4.99%, due 11/21/96                                         296,632
 320,000  5.07%, due 02/20/97                                         312,248
                                                                   ------------
          (COST $608,880)                                             608,880
                                                                   ------------
    97.9% TOTAL INVESTMENTS--97.9%
          (COST $2,959,617)                                        $2,930,985
                                                                   ============

Money Market Portfolio
Portfolio of Investments August 31, 1996

 Principal
  Amount                          Issuer                                Value
  ------                          ------                                -----
          U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS--64.1%
$945,000  Federal Farm Credit Bank, Discount Note,
          5.16%, due 09/03/96                                      $  944,730
 950,000  Federal Home Loan Mortgage Corp., Discount Note,
          5.20%, due 09/19/96                                         947,530
                                                                   ------------
                                                                    1,892,260
                                                                   ------------
          CORPORATE BONDS & NOTES--16.2%
 100,000  Ford Motor Credit Corp., 8.00%, due 12/01/96                100,682
 125,000  International Lease Finance Corp., 7.90%, due 10/01/96      125,198
 250,000  Nations BankCorp., 8.50%, due 11/01/96                      251,055
                                                                   ------------
                                                                      476,935
                                                                   ------------
    19.3% COMMERCIAL PAPER
 100,000  Abbey National PLC, 5.30%, due 11/27/96 (United
          Kingdom)                                                     98,719
 130,000  AI Credit Corp., 5.27%, due 09/18/96                        129,676
 100,000  Export Finance & Insurance Corp., 5.31%, due 09/03/96        99,970
 101,000  Merrill Lynch & Co., Inc., 5.27%, due 09/13/96              100,823
 140,000  Oyster Creek Fuel, 5.30%, due 09/05/96                      139,916
                                                                   ------------
                                                                      569,104
                                                                   ------------
    99.6% TOTAL INVESTMENTS--99.6%
          (COST $2,938,299)**                                      $2,938,299
                                                                   ============

           ** The cost of securities is substantially the same for
                         federal income tax purposes.
 Floating Rate Notes: The maturity date shown is the next interest rest date;
           the rate shown is the rate in effect at August 31, 1996.
            # = Security may only be sold to institutional buyers.
                     * = Non-income producing securities.
                   ACES = Automatic CM Exchange Securities
                      ADR = American Depository Receipt
                      ADS = American Depository Security
                            MTN = Medium Term Note

Statement of Assets and Liabilities

August 31, 1996

                              Growth and    Capital      International      Asset      U.S. Treasury       Money
                                Income       Growth         Equity        Allocation       Income         Market
                               Portfolio   Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                               ---------   ---------       ---------      ---------      ---------       ---------
ASSETS:
  Investment securities, at
    value (Note 1)            $8,063,237   $8,140,185     $3,641,119      $4,004,681     $2,930,985     $2,938,299
  Cash                                --           --             --             321         52,215          4,299
    Foreign currency
        (Cost $164,467)               --           --        164,633              --             --             --
  Other assets                       452          452            234             238          3,364            216
  Receivables:
        Open forward foreign
          currency contracts          --           --            538              --             --             --
    Investment securities
      sold                            --      177,588        107,698         246,823             --             --
    Dividends and Interest        19,338        1,736         11,171          28,622         23,236         13,399
    Expense reimbursement
      from Sub-administrator          --           --         38,859           9,920             --         13,000
    Portfolio shares sold         18,828       20,161            245           5,446             11             --
                              ---------- ------------- ---------------- ------------- ---------------  -------------
      TOTAL ASSETS             8,101,855    8,340,122      3,964,497       4,296,051      3,009,811      2,969,213
                              ---------- ------------- ---------------- ------------- ---------------  -------------

LIABILITIES:
  Payable to custodian               154       16,976          3,123              --             --             --
  Payable for investment
    securities purchased              --      385,092         29,975         249,323             --             --
 Payable for Portfolio shares
   redeemed                        5,174        3,320          2,279           2,292          3,103          8,438
 Payable for open forward
   foreign currency contracts         --           --          6,813              --             --             --
 Acrued liabilities:
   (Note 2)
      Custody fees                 2,124          929          1,000           6,421          1,490          1,078
      Other                       13,062       23,850         20,540           4,798         11,205          9,367
                              ---------- ------------- ---------------- ------------- ---------------  -------------
        TOTAL LIABILITIES         20,514      430,167         63,730         262,834         15,798         18,883
                              ---------- ------------- ---------------- ------------- ---------------  -------------

NET ASSETS:
  Paid in capital              6,700,159    6,084,530      3,554,091       3,331,790      2,803,342      2,950,330
  Accumulated undistributed
    net investment income         65,829       40,578         25,948          69,223        113,552              6
  Accumulated net realized
    gain on investment
    transactions                 945,302      883,812        325,428         517,087        105,751             (6)
 Net unrealized
   appreciation/depreciation
   of investments and assets
   and liabilities
   denominated in foreign
   currencies                    370,051      901,035         (4,700)        115,117        (28,632)            --
                              ---------- ------------- ---------------- ------------- ---------------  -------------
        NET ASSETS APPLICABLE
        TO INVESTORS'
        BENEFICIAL INTERESTS  $8,081,341   $7,909,955     $3,900,767      $4,033,217     $2,994,013     $2,950,330
                              ========== ============= ================ ============= ===============  =============
Shares of beneficial interest
  outstanding ($.001 par
  value; unlimited number of
  shares authorized)             634,138      571,585        368,447         361,593        314,196      2,950,318

Net asset value, redemption
  price per share and
  maximum offering price per
  share                       $    12.74   $    13.84     $    10.59      $    11.15     $     9.53     $     1.00

Cost of investments           $7,693,186   $7,239,150     $3,639,722      $3,889,564     $2,959,617     $2,938,299
                              ---------- ------------- ---------------- ------------- ---------------  -------------

                                                       Statement of Operations
                                            For the year ended August 31, 1996

                                Growth and     Capital                        Asset      U.S. Treasury
                                  Income       Growth      International    Allocation       Income     Money Market
                                Portfolio     Portfolio  Equity Portfolio   Portfolio      Portfolio      Portfolio
                              ------------- ------------ ---------------- ------------- ---------------  ------------
INVESTMENT INCOME (NOTE 1C):
  Interest                      $  55,029     $ 59,023       $   8,890      $ 121,958      $ 249,647      $201,400
  Dividends                       100,231       57,684          79,881         41,923             --            --
  Foreign taxes withheld             (373)        (112)        (14,196)          (129)            --            --
                              ------------- ------------ ---------------- ------------- ---------------  ------------
    TOTAL INVESTMENT INCOME       154,887      116,595          74,575        163,752        249,647       201,400
                              ------------- ------------ ---------------- ------------- ---------------  ------------

EXPENSES:
  Investment advisory fees
    (Note 2)                       35,435       37,336          31,059         22,327         18,220         8,923
  Administration fees
    (Note 2)                       11,812       12,445           7,765          8,119          7,289         7,139
  Accounting fees                      --           --          65,000             --             --            --
  Custodian fees                   32,350       22,992          10,000         34,166         13,409         8,398
  Professional fees                32,968       38,030          31,198         25,683         24,867        19,209
  Trustees fees and expenses          861          879             545            509            426           418
  Miscellaneous expenses            4,179       10,939          18,106          3,604            850        18,113
                              ------------- ------------ ---------------- ------------- ---------------  ------------
    TOTAL EXPENSES                117,605      122,621         163,673         94,408         65,061        62,200
                              ------------- ------------ ---------------- ------------- ---------------  ------------

  Less fees waived by the
    Advisor, Administrator &
    Sub-Administrator
    (Note 2E)                      47,247       49,781          38,824         30,446         25,509        16,062
  Less amounts borne by VFD
    (Note 2)                       16,884       16,834          82,093         29,444         10,383        26,505
                              ------------- ------------ ---------------- ------------- ---------------  ------------
    NET EXPENSES                   53,474       56,006          42,756         34,518         29,169        19,633
                              ------------- ------------ ---------------- ------------- ---------------  ------------
    NET INVESTMENT INCOME         101,413       60,589          31,819        129,234        220,478       181,767
                              ------------- ------------ ---------------- ------------- ---------------  ------------

REALIZED GAIN (LOSS) ON:
  Investment transactions         951,933      857,222         374,008        524,469        117,161            (6)
  Foreign currency
    transactions                       --           --           1,940             --             --            --

CHANGED IN NET UNREALIZED
  APPRECIATION/DEPRECIATION
  ON:
  Investments                    (252,165)      60,856        (362,346)      (219,331)      (143,239)           --
  Foreign currency contracts
    and foreign currency
    translation                        --           --         (16,532)            --             --            --
                              ------------- ------------ ---------------- ------------- ---------------  ------------
Net realized and unrealized
  gain (loss)                     699,768      918,078          (2,930)       305,138        (26,078)           (6)
                              ------------- ------------ ---------------- ------------- ---------------  ------------
Net increase in net assets
  from operations               $ 801,181     $978,667       $  28,889      $ 434,372      $ 194,400      $181,761
                              ============= ============ ================ ============= ===============  ============

Statement of Changes in Net Assets

                              Growth and Income           Capital Growth       International Equity
                                  Portfolio                  Portfolio               Portfolio
                               -----------------------  -----------------------------------------------
                                           3/1/95*                  3/1/95*                 3/1/95*
                              Year Ended   through     Year Ended   through    Year Ended   through
                              8/31/96      8/31/95     8/31/96      8/31/95    8/31/96      8/31/95
                              ------------ ----------- ------------ ----------------------- -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income        $   101,413 $   59,617  $    60,589  $   29,126  $    31,819  $   50,982
  Net realized gain (loss) on
    investment and foreign
    currency transactions          951,933     72,703      857,222     100,990      375,948      18,895
    Change in net unrealized
      appreciation/
      depreciation on
      investments and foreign
      currency translations       (252,165)    622,216      60,856     840,179     (378,878)    374,178
                              ------------ ----------- ------------ ----------------------- -----------
    INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS      801,181    754,536      978,667     970,295       28,889     444,055
                              ------------ ----------- ------------ ----------------------- -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income             (95,201)         --     (49,138)         --      (57,394)         --
 Net realized gain on
   investment transactions         (79,334)         --     (74,399)         --      (68,873)         --
                              ------------ ----------- ------------ ----------------------- -----------
                                  (174,535)         --    (123,537)         --     (126,267)         --
                              ------------ ----------- ------------ ----------------------- -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
 Proceeds from shares sold       4,085,514  5,493,551    3,666,046   5,359,497    1,419,166   5,037,711
 Reinvestment of
   distributions                   174,534         --      123,537          --      126,267          --
 Payment for shares redeemed    (3,051,969)     (1,471)  (3,063,335)     (1,215)  (3,028,834)       (220)
                              ------------ ----------- ------------ ----------------------- -----------
NET INCREASE (DECREASE) FROM
  TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:          1,208,079  5,492,080      726,248   5,358,282   (1,483,401)  5,037,491
                              ------------ ----------- ------------ ----------------------- -----------
NET INCREASE (DECREASE) IN
  NET ASSETS                     1,834,725  6,246,616    1,581,378   6,328,577   (1,580,779)  5,481,546
NET ASSETS:
 Beginning of period             6,246,616         --    6,328,577          --    5,481,546          --
                              ------------ ----------- ------------ ----------------------- -----------
 End of period                 $ 8,081,341 $6,246,616  $ 7,909,955  $6,328,577  $ 3,900,767  $5,481,546
                              ============ =========== ============ ======================= ===========

                                  Asset Allocation       U.S. Treasury Income
                                     Portfolio                Portfolio         Money Market Portfolio
                               -----------------------  ----------------------------------------------
                                             3/1/95*                  3/1/95*                 3/1/95*
                               Year Ended    through    Year Ended    through    Year Ended   through
                                 8/31/96     8/31/95     8/31/96      8/31/95     8/31/96     8/31/95
                              ------------ ----------- ------------ ----------------------- ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income        $   129,234 $  102,855  $   220,478  $  162,500  $   181,767  $  141,356
  Net realized gain (loss) on
    investment and foreign
    currency transactions          524,469     81,344      117,161      69,608           (6)        134
    Change in net unrealized
      appreciation/
      depreciation on
      investments and foreign
      currency translations       (219,331)    334,448    (143,239)    114,606           --          --
                              ------------ ----------- ------------ ----------------------- ----------
    INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS      434,372    518,647      194,400     346,714      181,761     141,490
                              ------------ ----------- ------------ ----------------------- ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income            (162,866)         --    (269,425)         --     (181,761)   (141,356)
 Net realized gain on
   investment transactions         (88,726)         --     (81,018)         --         (134)         --
                              ------------ ----------- ------------ ----------------------- ----------
                                  (251,592)         --    (350,443)         --     (181,895)   (141,356)
                              ------------ ----------- ------------ ----------------------- ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
 Proceeds from shares sold       1,061,288  5,027,177      439,144   5,043,986    1,170,389   5,295,109
 Reinvestment of
  distributions                    251,592         --      350,442          --      181,836     141,356
 Payment for shares redeemed    (3,008,177)        (90) (3,029,448)       (782)  (3,824,113)    (14,247)
                              ------------ ----------- ------------ ----------------------- ----------
NET INCREASE (DECREASE) FROM
  TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:         (1,695,297)  5,027,087  (2,239,862)  5,043,204   (2,471,888)  5,422,218
                              ------------ ----------- ------------ ----------------------- ----------
NET INCREASE (DECREASE) IN
  NET ASSETS                    (1,512,517)  5,545,734  (2,395,905)  5,389,918   (2,472,022)  5,422,352
NET ASSETS:
 Beginning of period             5,545,734         --    5,389,918          --    5,422,352          --
                              ------------ ----------- ------------ ----------------------- ----------
 End of period                 $ 4,033,217 $5,545,734  $ 2,994,013  $5,389,918  $ 2,950,330  $5,422,352
                              ============ =========== ============ ======================= ==========

*Commencement of operations.

Selected Data and Ratios For a Share of Beneficial Interest
Outstanding Throughout Each Period Indicated

                               Growth and Income    Capital Growth   International Equity
                                   Portfolio          Portfolio           Portfolio
                               ------------------ ------------------ --------------------
                                  Year  03/1/95*      Year 03/1/95*      Year  03/01/95*
                                 Ended   through     Ended  through     Ended    through
                              08/31/96  08/31/95  08/31/96 08/31/95  08/31/96   08/31/95
                               --------  -------- --------  --------  ------------------
PER SHARE OPERATING
  PERFORMANCE
  Net Asset Value, Beginning
    of Period                   $11.48    $10.00    $11.90   $10.00    $10.89     $10.00
                               --------  -------- --------  --------  ------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income          0.294     0.110     0.158    0.055     0.216      0.101
  Net Gains or Losses on
    Investments (both
    realized and unrealized)     1.516     1.370     2.139    1.845     0.034      0.789
                               --------  -------- --------  --------  ------------------
      TOTAL FROM INVESTMENT
        OPERATIONS               1.810     1.480     2.297    1.900     0.250      0.890
                               --------  -------- --------  --------  ------------------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income            0.300        --     0.142       --     0.250         --
  Distributions from capital
    gains                        0.250        --     0.215       --     0.300         --
                               --------  -------- --------  --------  ------------------
    TOTAL DISTRIBUTIONS          0.550        --     0.357       --     0.550         --
                               --------  -------- --------  --------  ------------------
NET ASSET VALUE, END OF
  PERIOD                        $12.74    $11.48    $13.84   $11.90    $10.59     $10.89
                               ========  ======== ========  ========  ==================
TOTAL RETURN                     16.24%    14.80%    19.66%   19.00%     2.42%      8.90%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period
    (000 omitted)               $8,081    $6,247    $7,910   $6,329    $3,901     $5,482
  Ratios to Average Net
    Assets:#
    Ratio of Expenses             0.90%     0.90%     0.90%    0.90%     1.10%      1.09%
    Ratio of Net Investment
      Income                      1.71%     2.14%     0.97%    1.04%     0.82%      1.92%
    Ratio of expenses without
    waivers and
    assumption of expenses        1.98%     1.80%     1.97%    1.80%     4.22%      2.90%
    Ratio of net investment
    income without
    waivers and assumption of
    expenses                      0.63%     1.24%    (0.09)%   0.14%    (2.30)%     0.11%
Portfolio Turnover Rate            129%       32%      107%      28%       200%       75%
Average commission rate
  paid**                        $.0599        --    $.0604       --    $.0631         --

                                 Asset Allocation    U.S. Treasury Income      Money Market
                                    Portfolio             Portfolio              Portfolio
                              --------------------- ---------------------  ---------------------
                                          03/01/95*             03/01/95*             03/01/95*
                              Year Ended   through  Year Ended   through   Year Ended  through
                               08/31/96   08/31/95   08/31/96    08/31/95   08/31/96   08/31/95
                              ---------- ---------- ---------- ---------- ----------   ----------
PER SHARE OPERATING
  PERFORMANCE
  Net Asset Value, Beginning
    of Period                 $   11.04    $10.00     $10.69     $10.00     $ 1.00     $ 1.00
                              ---------- ---------- ---------- ---------- ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.657     0.205      1.173      0.322      0.050      0.028
  Net Gains or Losses on
    Investments (both
    realized and unrealized)       0.488     0.835     (0.858)     0.368     --         --
                              ---------- ---------- ---------- ---------- ----------   ----------
      TOTAL FROM INVESTMENT
  OPERATIONS                       1.145     1.040      0.315      0.690      0.050      0.028
                              ---------- ---------- ---------- ---------- ----------   ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              0.670    --          1.134     --          0.050      0.028
  Distributions from capital
    gains                          0.365    --          0.341     --         --         --
                              ---------- ---------- ---------- ---------- ----------   ----------
    TOTAL DISTRIBUTIONS            1.035    --          1.475     --          0.050      0.028
                              ---------- ---------- ---------- ---------- ----------   ----------
NET ASSET VALUE, END OF
  PERIOD                      $   11.15    $11.04     $ 9.53     $10.69     $ 1.00     $ 1.00
                              ========== ========== ========== ========== ==========   ==========
TOTAL RETURN                      10.90 %   10.40 %     2.62 %     6.90 %     5.15 %     2.79 %
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period
    (000 omitted)                 $4,033     $5,546      $2,994     $5,390     $2,950     $5,422
  Ratios to Average Net
    Assets:#
    Ratio of Expenses              0.85 %    0.85 %     0.80 %     0.80 %     0.55 %     0.55 %
    Ratio of Net Investment
      Income                       3.18 %    3.86 %     6.06 %     6.19 %     5.10 %     5.46 %
    Ratio of expenses without
      waivers and assumption
      of expenses                  2.33 %    1.65 %     1.79 %     1.62 %     1.74 %     1.21 %
        Ratio of net
          investment income
          without waivers and
          assumption of
          expenses                 1.71 %    3.06 %     5.08 %     5.37 %     3.90 %     4.80 %
        Portfolio Turnover
        Rate                     155    %   45    %    83    %    46    %    --         --
Average commission rate
  paid**                      $.0598        --         --         --         --         --

*  Commencement of operations.
#  Short periods have been annualized.
** Price per share required for periods commencing after 9/1/95.

                      See notes to financial statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies--Mutual Fund Variable Annuity Trust (the "Trust") was organized on April 14, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established to provide a funding medium for variable annuity contracts issued by life insurance companies. Shares of the Trust are issued only to insurance company separate accounts in connection with the variable annuity contracts. The Trust issues six separate series of shares (the "Portfolio(s)") each of which represents a separately managed portfolio of securities with its own investment objectives. The Portfolios are the Growth and Income Portfolio ("GIP"), Capital Growth Portfolio ("CGP"), International Equity Portfolio ("IEP"), Asset Allocation Portfolio ("AAP"), U.S. Treasury Income Portfolio ("USGIP"), and Money Market Portfolio ("MMP").

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE PORTFOLIOS:

   A. Valuation of Investments--Equity securities and options are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices. Short-term obligations are valued at amortized cost if acquired with fewer than 61 days to maturity, or at value, based on quoted exchange or over-the-counter prices, until the 61st day prior to maturity and thereafter by amortizing the value on the 61st day to par at maturity. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Security Transactions and Investment Income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   C. Repurchase agreements--It is the portfolios' policy that all repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   D. Futures Contracts--When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

      The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

      As of August 31, 1996, the Funds had no outstanding futures contracts.

   E. Foreign Currency Translations--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank on the following basis:

     (1) Market value of investment securities, other assets and liabilities: at the closing rate of exchange at the balance sheet date.

     (2) Purchases and sales of investment securities and income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the portfolios' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   F. Forward Foreign Currency Exchange Contracts--A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market." When the forward contract is closed, or the delivery of the currency is made or taken, the portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio's basis in the contract. The portfolios are subject to off balance sheet risk to the extent of the value of the contract for purchases of currency and in an unlimited amount for sales of currency.

   G. Federal Income Tax Status--It is the Trust's policy to comply individually for each portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

   H. Dividends and Distributions to Shareholders--The portfolios record dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. The reclassification made for IEP is as follows: accumulated undistributed net investment income was increased by $3,231 and an offsetting decrease was made to accumulated net realized gain/loss on investment transactions. The difference arises primarily due to different book and tax treatments for net realized gains (losses) on foreign currency transactions. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

   I. Expenses--Direct expenses of a portfolio are charged to the respective Portfolio and general Trust expenses are allocated on the basis of relative net assets or on another reasonable basis.

2. Fees and Other Transactions with Affiliates

   A. Investment Advisory Fees--The Chase Manhattan Bank ("Chase"), a direct wholly-owned subsidiary of the Chase Manhattan Corporation, is the Portfolios' investment advisor (the "Advisor") and custodian (the "Custodian"). The Advisor manages the assets of the Portfolios pursuant to an Advisory Agreement and, for such services, is paid an annual fee computed daily and paid monthly based on an annual rate equal to 0.80% of the International Equity Portfolio's, 0.60% of the Capital Growth and Growth and Income Portfolios', 0.55% of the Asset Allocation Portfolio's, 0.50% of the U.S. Treasury Income Portfolio's and 0.25% of the Money Market Portfolio's average daily net assets. The Advisor voluntarily waived all its fees.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   B. Administration Fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolios. For these services, the Administrator receives from each Portfolio a fee computed at an annual rate equal to 0.05% of the respective Portfolio's average daily net assets. The Administrator voluntarily waived all of its fees.

   C. Sub-Administration Fees--Pursuant to a Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Sub-administrator"), an indirect wholly-owned subsidiary of BISYS Group Inc., provides certain sub-administration services to the Portfolios, including providing officers, clerical staff and office space for an annual fee of 0.15% of the average daily net assets of each Portfolio. The Sub-administrator voluntarily waived all of its fees.

   D. Waivers of Fees--For the year ended August 31, 1996, the Administrator and Advisor voluntarily waived fees and the Sub-administrator assumed expenses for the portfolios as follows:

                          Growth and                                           Asset
                            Income     Capital Growth    International      Allocation      U.S. Treasury    Money Market
                           Portfolio      Portfolio    Equity Portfolio      Portfolio    Income Portfolio     Portfolio
                           ---------      ---------    ----------------      ---------    ----------------     ---------
Administration/
Sub-administrator           $11,812        $12,445          $7,765            $8,119           $7,289           $7,139
Advisory                     35,435         37,336           31,059            22,327           18,220            8,923
                        -------------- --------------  ---------------------------------   ----------------- --------------
TOTAL WAIVERS               $47,247        $49,781          $38,824           $30,446          $25,509          $16,062
                        ============== ==============  =================================   ================= ==============
The Sub-Administrator
  voluntarily assumed
  certain expenses of
  the Portfolios:           $16,884        $16,834          $82,093           $29,444          $10,383          $26,505
                        -------------- --------------  ---------------------------------   ----------------- --------------

   E. Other--Chase provides portfolio custody and fund accounting services for all of the Portfolios, with the exception of the IEP for which it provides only the custody services. Compensation for such services from Chase are presented in the Statement of Operations as Custodian fees.

      The Trust has adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1996, included in Trustees Fees and Expenses in the Statement of Operations, prepaid pension costs and accrued pension liability included in other assets, and other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                                       Prepaid       Accrued
                                         Pension       Pension       Pension
              Portfolio:                 Expenses       Costs       Liability
                                      ------------- ------------  --------------
Growth and Income Portfolio                $146         $452          $598
Capital Growth Portfolio                    146          452           598
International Equity Portfolio               75          234           309
Asset Allocation Portfolio                   77          238           315
U.S. Treasury Income Portfolio               60          185           245
Money Market Portfolio                       59          182           241

3. INVESTMENT TRANSACTIONS--For the year ended August 31, 1996, purchases and sales of investments (excluding short-term investments) were as follows:

                                                                                Asset       U.S. Treasury
                          Growth & Income  Capital Growth   Intl. Equity     Allocation         Income
                             Portfolio       Portfolio        Portfolio       Portfolio       Portfolio
------------------------- --------------- --------------- ---------------  ---------------  ---------------
Purchases (excluding
  U.S. Government)           $7,721,345      $5,523,092      $6,953,722      $2,653,220               --
Sales (excluding
  U.S. Government)            6,278,316       6,458,557       8,872,072       3,704,460               --
Purchases of
  U.S. Government                    --              --              --       2,704,267       $2,597,354
Sales of
  U.S. Government                    --              --              --       3,160,359        4,910,360

4. FEDERAL INCOME TAX MATTERS--For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1996 are as follows:

                                                                           Asset        U.S. Treasury
                      Growth & Income  Capital Growth   Intl. Equity     Allocation        Income
                         Portfolio       Portfolio       Portfolio       Portfolio        Portfolio
                      --------------- --------------- --------------- ---------------  ---------------
Aggregate Cost           $7,693,186      $7,239,150      $3,639,722      $3,889,564      $2,959,617
                      --------------- --------------- --------------- ---------------  ---------------
Gross Unrealized
  Appreciation              523,738       1,086,176         189,387         183,231          16,491
Gross Unrealized
  Depreciation             (153,687)       (185,141)       (188,004)        (68,114)        (45,124)
                      --------------- --------------- --------------- ---------------  ---------------
NET UNREALIZED
  APPRECIATION
  (DEPRECIATION)         $  370,051      $  901,035      $    1,383      $  115,117      $  (28,633)
                      =============== =============== =============== ===============  ===============

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest for the periods presented were as follows:

                             Growth and Income Portfolio

                                               Periods Ended August 31,
                                             1996                       1995*
                         ---------------------------- ------------------------
                                Amount       Shares        Amount     Shares
                         --------------- ------------ ------------- ----------
Shares sold                $ 4,085,514      328,234    $5,493,551    544,409
Shares issued in
  reinvestment
  of distributions             174,534       15,050            --         --
Shares redeemed             (3,051,969)    (253,425)       (1,471)      (130)
                         --------------- ------------ ------------- ----------
Net increase in
  Trust shares
  outstanding              $ 1,208,079       89,859    $5,492,080    544,279
                         =============== ============ ============= ==========

                           Capital Growth Portfolio

                                         Periods Ended August 31,
                                      1996                       1995*
                          ---------------------------- ------------------------
                               Amount        Shares        Amount      Shares
                          --------------- ------------ ------------- ----------
Shares sold                 $ 3,666,046      276,967     $5,359,497    531,860
Shares issued in
  reinvestment
  of distributions              123,537       10,004             --         --
Shares redeemed              (3,063,335)    (247,141)        (1,215)      (105)
                          --------------- ------------ ------------- ----------
Net increase in Trust
  shares outstanding        $   726,248       39,830     $5,358,282    531,755
                          =============== ============ ============= ==========

                        International Equity Portfolio

                                         Periods Ended August 31,
                                      1996                       1995*
                          ---------------------------- ------------------------
                               Amount        Shares        Amount      Shares
                          --------------- ------------ ------------- ----------
Shares sold                 $ 1,419,166      130,714     $5,037,711    503,579
Shares issued in
  reinvestment
  of distributions              126,267       12,206             --         --
Shares redeemed              (3,028,833)    (278,033)          (220)       (20)
                          --------------- ------------ ------------- ----------
Net increase (decrease)
  in Trust shares
  outstanding               ($ 1,483,400)   (135,113)    $5,037,491    503,559
                          =============== ============ ============= ==========

                          Asset Allocation Portfolio

                                         Periods Ended August 31,
                                      1996                       1995*
                          ---------------------------- ------------------------
                               Amount        Shares        Amount      Shares
                          --------------- ------------ ------------- ----------
Shares sold                 $ 1,061,288       96,621     $5,027,177    502,546
Shares issued in
  reinvestment of
  distributions                 251,592       23,832             --         --
Shares redeemed              (3,008,177)    (261,398)           (90)        (8)
                          --------------- ------------ ------------- ----------
Net increase (decrease)
  in Trust shares
  outstanding               ($ 1,695,297)   (140,945)    $5,027,087    502,538
                          =============== ============ ============= ==========

                        U.S. Treasury Income Portfolio

                                         Periods Ended August 31,
                                      1996                       1995*
                          ---------------------------- ------------------------
                               Amount        Shares        Amount      Shares
                          --------------- ------------ ------------- ----------
Shares sold                 $   439,144       45,896     $5,043,986    504,106
Shares issued in
  reinvestment of
  distributions                 350,442       35,888             --         --
Shares redeemed              (3,029,448)    (271,621)          (782)       (73)
                          --------------- ------------ ------------- ----------
Net increase (decrease)
  in Trust shares
  outstanding               ($ 2,239,862)   (189,837)    $5,043,204    504,033
                          =============== ============ ============= ==========

                                  Money Market Portfolio

                                   Periods Ended August 31,
                                1996                         1995*
                    ----------------------------- --------------------------
                          Amount         Shares        Amount       Shares
                    -------------- -------------- -------------  ------------
Shares sold          $ 1,170,389      1,170,381    $5,295,109    5,295,101
Shares issued in
  reinvestment
  of distributions       181,836        181,836       141,356      141,356
Shares redeemed       (3,824,113)    (3,824,110)      (14,247)     (14,246)
                    -------------- -------------- -------------  ------------
Net increase
  (decrease) in
  Trust shares
  outstanding       ($ 2,471,888)    (2,471,893)   $5,422,218    5,422,211
                    ============== ============== =============  ============


* Commenced operations on March 1, 1995

6. OPEN FORWARD FOREIGN CURRENCY CONTRACTS The following forward foreign currency contracts were held by the International Equity Portfolio at August 31, 1996

                       Delivery Value                              Market   Net Unrealized
                           (Local                   Settlement     Value     Gain (Loss)
                         Currency)      Cost(USD)      Date        (USD)        (USD)
                      --------------- ------------ -------------  --------- --------------
Purchases
---------------------
Austrailian Dollars           6,844     $  5,418     09/03/96     $  5,421     $     3
German Deutschemark          85,000       57,237     10/25/96       57,761         524
German Deutschemark          20,000       13,580     10/25/96       13,591          11
Indonesian rupiah         3,917,906        1,674     09/03/96        1,673          (1)
Japanese Yen             15,000,000      140,528     10/09/96      138,949      (1,580)
Japanese Yen              2,613,344       24,115     09/03/96       24,084         (31)

Sales
---------------------
German Deutschemark         225,000      152,233     10/25/96      152,897        (664)
German Deutschemark          35,000       23,518     10/15/96       23,768        (250)
Japanese Yen             30,000,000      273,610     10/09/96      277,897      (4,287)

7. CONCENTRATION OF SHAREHOLDERS At August 31, 1996, all shares outstanding for each Portfolio are owned either directly or indirectly by a single insurance company.

                                             Report of Independent Accountants

To the Trustees and Shareholders of
Mutual Fund Variable Annuity Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected data and ratios for a share of beneficial interest outstanding present fairly, in all material respects, the financial position of Growth and Income Portfolio, Capital Growth Portfolio, International Equity Portfolio, Asset Allocation Portfolio, U.S. Treasury Income Portfolio and Money Market Portfolio (separate portfolios constituting Mutual Fund Variable Annuity Trust, hereafter referred to as the "Trust") at August 31, 1996, the results of each of their operations for the year then ended, and the changes in each of their net assets and the selected data and ratios for a share of beneficial interest outstanding for the year then ended and for the period March 1, 1995 (commencement of operations) through August 31, 1995, in conformity with generally accepted accounting principles. These financial statements and selected data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 18, 1996

Shareholder Meeting Results (unaudited)

Money Market Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Asset Allocation Portfolio, U.S. Treasury Income Portfolio and International Equity Portfolio are separate series of Mutual Fund Variable Annuity Trust, a Massachusetts business trust (the "Trust"). A special meeting of shareholders of the Trust (the "Meeting") was convened on April 16, 1996. At the Meeting, the shareholders of the Trust elected all of the Trustees then in office and three additional Trustees. The Trustees elected were Fergus Reid, III, Richard E. Ten Hake, William J. Armstrong, John R.H. Blum, Joseph J. Harkins, Richard Vartebedian, Stuart W. Cragin, Jr., Irving
L. Thode, W. Perry Neff, Roland R. Epply, Jr. and W.D. MacCalln,

Except as indicated, the shareholders of the Portfolios present at the meeting, in person or by proxy, each cast their votes on the following matters as follows (all fractional shares rounded):

Proposal 1--Interim Investment Advisory Agreement

For approval of an interim advisory agreement between the Portfolios and The Chase Manhattan Bank (the "Adviser")

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 2--New Investment Advisory agreement

For approval of a new investment advisory agreement abetween the Portfolios and the Adviser and a subadvisory agreement between the Adviser and Chase Asset Management, Inc.

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,944.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 3--Election of Board of Trustees

For the election of 11 trustees to serve as members of the Board of Trustees of the Trust

                          Votes Being Cast For   Votes Withheld
                          ---------------------  ---------------
FERGUS REID, III
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

RICHARD E. TEN HAKEN
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

WILLIAM J. ARMSTRONG
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

JOHN R.H. BLUM
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

JOSEPH J. HARKINS
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

H. RICHARD VARTABEDIAN
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

STUART W. CRAGIN, JR.
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

IRVING L. THODE
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

W. PERRY NEFF
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

ROLAND R. EPPLY, JR.
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

W.D. MACCALLAN
  Money Market                 2,430,412.408             0
  Growth and Income              375,043.278             0
  Capital Growth                 381,994.277             0
  Asset Allocation               282,969.281             0
  U.S. Treasury Income           277,466.176             0
  International Equity           255,984.473             0

Proposal 4--Ratification of Selection of Independent Accountants

For approval of ratification of Price Waterhouse LLP as independent accountants for the 1996 fiscal year of the Portfolios

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 5--Amendment to Declaration of Trust

For approval of an amendment to the Trust's Declaration of Trust

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6a--Amendment to Portfolios' Fundamental Investment Restriction Concerning Borrowing

For approval of an amendment to the Portfolios' fundamental investment restriction concerning borrowing

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6b--Amendment to Portfolios' Fundamental Investment Restriction Concerning Investment for the Purpose of Exercising Control

For approval of an amendment to the Portfolios' fundamental investment restriction concerning investment for the purpose of exercising control

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6c--Amendment to Portfolios' Fundamental Investment Restriction Concerning the Making of Loans

For approval of an amendment to the Portfolios' fundamental investment restriction concerning the making of loans

                              For         Against      Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167       0       243,041.241
Growth and Income          375,043.278       0             0
Capital Growth             381,994.277       0             0
Asset Allocation           282,969.281       0             0
U.S. Treasury Income       277,466.176       0             0
International Equity       255,984.473       0             0

Proposal 6d--Amendment to Portfolios' Fundamental Investment Restriction Concerning Purchases of Securities on Margin

For approval of an amendment to the Portfolios' fundamental investment restriction concerning purchases of securities on margin

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             379,549.514          0      2,444.763
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6e--Amendment to Portfolios' Fundamental Investment Restriction Concerning Concentration of Investments

For approval of an amendment to the Portfolios' fundamental investment restriction concerning concentration of investment

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6f--Amendment to Portfolios' Fundamental Investment Restriction Concerning Commodities and Real Estate

For approval of an amendment to the Portfolios' fundamental investment restriction concerning commodities and real estate

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6g--Amendment to Portfolios' Fundamental Investment Restriction Regarding Investments in Restricted and Illiquid Securities

For approval of an amendment to the Portfolios' fundamental investment restriction regarding investments in restricted and illiquid securities

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6h--Reclassification of Portfolios' Fundamental Restriction Concerning Use of Options as Nonfundamental

For approval of a reclassification, as nonfundamental, of the Portfolios' fundamental investment restriction concerning the use of options

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6i--Amendment to Portfolios' Fundamental Investment Restriction Concerning Senior Securities

For approval of an amendment to the Portfolios' fundamental investment restrictions concerning senior securities

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6j--Amendment to Portfolios' Fundamental Investment Restriction Regarding Short Sales of Securities

For approval of an amendment to the Portfolios' fundamental investment restriction regarding short sales of securities

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          375,043.278          0          0
Capital Growth             381,994.277          0          0
Asset Allocation           282,969.281          0          0
U.S. Treasury Income       277,466.176          0          0
International Equity       255,984.473          0          0

Proposal 6k--Authorization of Portfolios to Invest its Assets in
Corresponding Portfolios of Other Open-End Investment Company Having Substantially the Same Investment Objective and Policies as Portfolios

For approval of a proposal to adopt a new investment policy that authorized the Portfolios to invest all its investable assets in corresponding portfolios of an open-end investment company having substantially the same investment objective as the Portfolios

                               For        Against    Abstain
                       ----------------  ---------  --------------
Money Market             2,187,371.167          0    243,041.241
Growth and Income          372,324.214          0      2,719.064
Capital Growth             379,549.514          0      2,444.763
Asset Allocation           282,969.281          0         0
U.S. Treasury Income       277,466.176          0         0
International Equity       255,984.473          0         0

Proposal 6l--Elimination of the Asset Allocation Portfolio's Fundamental Investment Restriction Concerning Investments in Other Investment Companies

For approval of a proposal to eliminate the Asset Allocation Portfolio's fundamental investment restriction concerning investments in other investment companies

                        For        Against    Abstain
                   --------------  -------------------
Asset Allocation    282,969.281          0          0

Proposal 7--Modification of the Fundamental Investment Policy of the U.S. Treasury Income Portfolio Regarding Permissible Investments in Government Securities.

For approval of a proposal to modify the fundamental investment policy of the U.S. Treasury Income Portfolio

                            For       Against    Abstain
                      --------------  --------- ----------
U.S. Treasury Income    277,466.176         0          0